Stock Options and Warrants (Details Narrative) - USD ($)				1 Months Ended								3 Months Ended		12 Months Ended
	Nov. 09, 2020	Jun. 01, 2018	Oct. 31, 2017	Oct. 02, 2020	Jul. 07, 2020	May 14, 2020	Aug. 31, 2019	May 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Oct. 31, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	May 31, 2020	May 28, 2020	Oct. 24, 2017
Stock Options and Warrants (Details) [Line Items]
Number of shares authorized under 2014 plan (in Shares)														2,554
Common stock, shares authorized (in Shares)												100,000,000		100,000,000	100,000,000
Equity incentive plan increased shares (in Shares)			439,584
Exercise price (in Dollars per share)														$ 5.60
Award grant date value (in Dollars)				$ 3
Options with an exercise price (in Shares)					250,000
Additional units vesting term					2 years
Compensation expense (in Dollars)														$ 11,110	$ 54,738
Warrants exercise price (in Dollars per share)																		$ 5.00
Exercise price (in Dollars per share)														$ 10.68
Other expense (in Dollars)														$ 1,275,479
(in Dollars)												$ 1,309,212	$ 31,976	1,840,745	39,372
Initial derivative expense (in Dollars)												$ 3,585,983	$ 0	$ 3,340,554
Weighted average remaining life														2 years 284 days
Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
Common stock, shares authorized (in Shares)														12,500,000
Warrant (in Shares)														191,814
Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
Common stock, shares authorized (in Shares)														100,000,000
Warrant (in Shares)														575,440
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsMember
Stock Options and Warrants (Details) [Line Items]
Dividend yield														0.00%
Risk free interest rate														0.22%
Fair value of warrants at inception (in Dollars)														$ 4,665,877
Number of warrants issued, shares (in Shares)														738,282
(in Dollars)														$ 1,325,323
Initial derivative expense (in Dollars)														$ 3,340,554
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsMember | Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
Volatility factor														252.00%
weighted average remaining life														2 years 339 days
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsMember | Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
Volatility factor														341.00%
weighted average remaining life														3 years
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsOneMember
Stock Options and Warrants (Details) [Line Items]
Dividend yield														0.00%
Risk free interest rate														0.22%
Fair value of warrants at inception (in Dollars)														$ 933,177
Number of warrants issued, shares (in Shares)														147,657
Debt discount (in Dollars)														$ 933,177
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsOneMember | Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
Volatility factor														252.00%
weighted average remaining life														2 years 339 days
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsOneMember | Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
Volatility factor														341.00%
weighted average remaining life														3 years
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsTwoMember
Stock Options and Warrants (Details) [Line Items]
Dividend yield														0.00%
Volatility factor														228.00%
Risk free interest rate														0.15%
weighted average remaining life														2 years 146 days
Fair value of warrants at inception (in Dollars)														$ 6,874,533
TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Common stock, shares authorized (in Shares)			190,000								190,000
Option granted, description											Any option granted under the 2017 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000.
Terms of grants, description											The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.
Number of shares authorized by the plan (in Shares)														1,308,000
Options granted to purchase common stock (in Shares)															120,531
Exercise price (in Dollars per share)															$ 1.45
Award grant date value (in Dollars)														$ 435,969
Compensation expense over vesting period (in Dollars)														$ 145,323	$ 148,118
Description of vesting options															The options vest one third upon grants, one third on the first grant date anniversary and one third on the second grant date anniversary, subject to continued service by the directors and officers of the Company in their respective capacities as of each applicable vesting date.
Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Common stock, shares authorized (in Shares)																	685,600
Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)							12,500
Award grant date value (in Dollars)							$ 98,500
Dividend yield							0.00%
Volatility factor							427.00%
Risk free interest rate							1.68%
weighted average remaining life							5 years
Description of vesting options							The options vest in full on May 23, 2020, subject to continued service as an advisor to the Company as of the vesting date.
Share-based Compensation Arrangement by Share-based Payment Award, Description														As of December 31, 2020, there was approximately $1,344,000 of total unrecognized compensation cost related to non-vested stock options which vest over time and is expected to be recognized over a period of three years, as follows: 2021, $808,000; 2022, $429,000 and 2023, $107,000.
Unrecognized compensation costs (in Dollars)														$ 1,344,000
Unrecognized compensation cost during fiscal 2021 (in Dollars)														808,000
Unrecognized compensation cost during fiscal 2022 (in Dollars)														429,000
Unrecognized compensation cost during fiscal 2023 (in Dollars)														107,000
Intrinsic value (in Dollars)														1,426,230
Intrinsic value, exercisable (in Dollars)														603,819
EmployeeMember | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)	14,000
Exercise price (in Dollars per share)	$ 4.63
Options term	5 years
Award grant date value (in Dollars)	$ 64,743
Compensation expense over vesting period (in Dollars)														4,586
Dividend yield	0.00%
Volatility factor	345.00%
Risk free interest rate	0.44%
weighted average remaining life	5 years
Description of vesting options	The options will vest quarterly over three years.
Board of Directors Chairman [Member] | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)								180,468		17,370
Exercise price (in Dollars per share)								$ 16.00		$ 8.80
Options term										5 years
Award grant date value (in Dollars)								$ 2,217,952		$ 149,730
Compensation expense over vesting period (in Dollars)														58,228	$ 91,502
Dividend yield								0.00%		0.00%
Volatility factor								220.00%		397.00%
Risk free interest rate								2.26%		2.54%
weighted average remaining life								1 year 6 months		1 year 6 months
Description of vesting options								In May 2019, the Company granted to its Executive Chairman five-year options to purchase 180,468 common shares at $16.00 per share, which options shall vest subject to serving as Executive Chairman on November 14, 2020.
Board of Directors Chairman [Member] | Stock Awards | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Compensation expense over vesting period (in Dollars)														1,293,805	924,147
Director [Member] | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)				20,000
Exercise price (in Dollars per share)				$ 5.00
Options term				5 years
Award grant date value (in Dollars)				$ 79,990
Compensation expense over vesting period (in Dollars)														$ 13,332
Dividend yield				0.00%
Volatility factor				345.00%
Risk free interest rate				0.27%
weighted average remaining life				5 years
Description of vesting options				The options will vest quarterly over three years with the first vesting on date of grant.
Vice President [Member] | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options term					5 years
Dividend yield														0.00%
Volatility factor														344.00%
Risk free interest rate														0.31%
weighted average remaining life														5 years
Vice President [Member] | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)					100,000
Exercise price (in Dollars per share)					$ 4.63
Options term					5 years
Award grant date value (in Dollars)					$ 462,447
Compensation expense over vesting period (in Dollars)														$ 231,224
Dividend yield						0.00%
Volatility factor						345.00%
Risk free interest rate						0.31%
weighted average remaining life						5 years
Description of vesting options					The options will vest in twelve equal monthly installments on the last calendar day of each calendar month, with the first portion vesting on July 31, 2020, subject to continued employment with the Company.
Chief Financial Officer [Member] | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options term						5 years
Chief Financial Officer [Member] | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)						10,435
Exercise price (in Dollars per share)						$ 6.25
Award grant date value (in Dollars)						$ 65,210
Compensation expense over vesting period (in Dollars)														65,210
Description of vesting options						The options will vest in six equal monthly installments on the last calendar day of each calendar month, with the first portion vesting on May 31, 2020, subject to serving as the Chief Financial Officer of the Company on each applicable vesting date, provided that the options shall vest in full upon the listing of the Company’s securities on NYSE American or the Nasdaq Capital Market.
consultantsMember | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Compensation expense over vesting period (in Dollars)														47,987	$ 50,513
Volatility factor						250.00%
Risk free interest rate						0.15%
weighted average remaining life						3 years
consultantsMember | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)						10,000
Exercise price (in Dollars per share)						$ 6.25
Options term						1 year
Award grant date value (in Dollars)						$ 49,304
Compensation expense over vesting period (in Dollars)														$ 49,304
Dividend yield														0.00%
Volatility factor														354.00%
Risk free interest rate														1.67%
weighted average remaining life						1 year
Description of vesting options						The options vested in full upon completion of a certain project, which occurred in the third quarter of 2020.
ChiefFinancialOfficerOneMember | Equity Option [Member] | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Options granted to purchase common stock (in Shares)						172,501
Exercise price (in Dollars per share)						$ 6.25
Options term						5 years
Award grant date value (in Dollars)						$ 1,077,999
Compensation expense over vesting period (in Dollars)														$ 234,348
Dividend yield						0.00%
Volatility factor						344.00%
Risk free interest rate						0.31%
weighted average remaining life						5 years
SeriesA1ConvertibleRedeemablePreferredStockMember
Stock Options and Warrants (Details) [Line Items]
weighted average remaining life		5 years
Warrants exercise price (in Dollars per share)		$ 2.00
Series D Preferred stock | Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
Warrants exercise price (in Dollars per share)														$ 12.00
Warrants issued (in Shares)														3,438
Series D Preferred stock | Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
Options term														5 years
Dividend yield														0.00%
Volatility factor														860.00%
Risk free interest rate														0.34%
Warrants exercise price (in Dollars per share)														$ 4.00
Warrants issued (in Dollars)														$ 26,465
Series D Preferred stock | Warrant
Stock Options and Warrants (Details) [Line Items]
Common stock purchase warrants (in Shares)									900,000
Warrants exercise price (in Dollars per share)									$ 2.00
Expire date									Sep. 01, 2023
Warrants issued (in Shares)															188,376
Exercise price (in Dollars per share)									$ 12.00						$ 12.00
Change in derivative value of other expenses (in Dollars)														2,642,175
Other expense (in Dollars)														1,382,782
Other income (in Dollars)														1,138,604
Fair value of derivative liability (in Dollars)														$ 4,663,464
Series D Preferred stock | Warrant | Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
Volatility factor														230.00%
Risk free interest rate														0.17%
weighted average remaining life														3 years 73 days
Series D Preferred stock | Warrant | Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
Volatility factor														340.00%
Risk free interest rate														0.36%
weighted average remaining life														4 years 146 days
Series D Preferred stock | TwoThousandSeventeenEquityPlanMember
Stock Options and Warrants (Details) [Line Items]
Number of shares authorized by the plan (in Shares)																1,108,000
SeriesDPreferredStockOneMember | Warrant
Stock Options and Warrants (Details) [Line Items]
Dividend yield														0.00%	0.00%
Volatility factor															366.00%
Risk free interest rate															1.655%
Fair value of derivative liability (in Dollars)															$ 612,042
SeriesDPreferredStockOneMember | Warrant | Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
weighted average remaining life															4 years 3 months
SeriesDPreferredStockOneMember | Warrant | Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
weighted average remaining life															4 years 153 days
SeriesA1PreferredStockMember
Stock Options and Warrants (Details) [Line Items]
Dividend yield														0.00%
Volatility factor														380.00%
Risk free interest rate														2.74%
weighted average remaining life														5 years
Warrants issued (in Dollars)														$ 288,000
SeriesDPreferredStockWarrantsMember
Stock Options and Warrants (Details) [Line Items]
Warrants issued (in Shares)														889,376
Common Stock
Stock Options and Warrants (Details) [Line Items]
Common stock, shares authorized (in Shares)												100,000,000		100,000,000	100,000,000
Series A Preferred Stock [Member]
Stock Options and Warrants (Details) [Line Items]
Warrants exercise price (in Dollars per share)																			$ 2.00